Total

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(series of JPMorgan Trust I)

Supplement dated November 17, 2017

to the Summary Prospectuses and Prospectuses dated November 1, 2017, as supplemented

Upcoming Portfolio Manager Changes. Effective in January 2018, Thomas Luddy will step back from portfolio management and become Vice Chairman of J.P. Morgan Investment Management Inc. (“JPMIM”). Mr. Luddy will continue to serve on the portfolio management team for the JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and the JPMorgan U.S. Large Cap Core Plus Fund until that time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE